SUBSEQUENT EVENT (Details) - SUBSEQUENT EVENT	Mar. 24, 2020 $ / shares
SUBSEQUENT EVENT
Exercise price of option	$ 0.0113
Minimum
SUBSEQUENT EVENT
Exercise price of option	$ 0.0113